SunAmerica Asset Management, LLC
Harborside 5
185 Hudson Street, Suite 3300
Jersey City NJ 07311

(201) 324-6378
(201) 324-6364 Fax
Edward.Gizzi @AIG.com

Edward Gizzi
Assistant General Counsel

November 1, 2019

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:                     VALIC Company I (the “Registrant”)

  •   International Socially Responsible Fund (the “Portfolio”)

Registration File No. 002-83631

Ladies and Gentlemen:

On behalf of the Registrant, transmitted for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), are exhibits containing interactive data format risk/return summary information using the eXtensible Business Reporting Language (XBRL).

The exhibits mirror the risk/return summary information in the supplement dated October 15, 2019 to the Portfolio’s prospectus, filed pursuant to Rule 497(e) under the 1933 Act on October 15, 2019.

Should you have any comments or questions, please contact the undersigned at (201) 324-6378.

Very truly yours,

/s/ Edward Gizzi
Edward Gizzi

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase